Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of common shares reserved for issuance
The number of common shares reserved for issuance are as follows:

(in millions)	December 31,
	2014	2013
Shares available for granting under the 2002 Plan	31.4	30.3
Options outstanding	8.1	12.2
Total shares reserved for issuance [1]	39.5	42.5

[1]	Shares reserved for issuance under the Director Deferred Stock Ownership Plan are not included in the total, but are approximately 0.1 million.

Stock-based compensation expense
Stock-based compensation for the periods ended June 30 is as follows:

(in millions)	Three Months		Six Months
	2015	2014	2015	2014
Stock option expense	$3	$6	$9	$9
Restricted stock and unit awards expense	16	24	28	38
Total stock-based compensation expense	$19	$30	$37	$47

Stock-based compensation expense and the corresponding tax benefit are as follows:

(in millions)	Year Ended December 31,
	2014	2013	2012
Stock option expense	$21	$13	$10
Restricted stock and unit awards expense	79	83	80
Total stock-based compensation expense	$100	$96	$90

Tax benefit	$38	$37	$35

Assumptions used in valuing the options granted
The following assumptions were used in valuing the options granted (in 2012, stock options were not granted as part of employees' total stock-based incentive awards):

	Year Ended December 31,
	2014	2013	2012
Risk-free average interest rate	0.1 - 2.9%	0.1 - 2.9%	N/A
Dividend yield	1.8 - 1.4%	2.09 - 2.07%	N/A
Volatility	18 - 41%	29 - 45%	N/A
Expected life (years)	6.25 - 6.21	6.1 - 6.2	N/A
Weighted-average grant-date fair value per option	$23.41	$14.46	N/A

Stock option activity
Stock option activity is as follows:

(in millions, except per award amounts)	Shares		Weighted average exercise price	Weighted-average remaining years of contractual term	Aggregate intrinsic value
Options outstanding as of December 31, 2013	12.2		$41.78
Granted	0.8	[1]	$77.85
Exercised	(4.8)		$72.04
Canceled, forfeited and expired	(0.1)		$50.96
Options outstanding as of December 31, 2014	8.1		$45.18	4.8	$356
Options exercisable as of December 31, 2014	6.5		$40.28	3.8	$317

(in millions, except per award amounts)	Shares	Weighted-average grant-date fair value
Nonvested options outstanding as of December 31, 2013	1.3	$14.46
Granted	0.8	$23.41
Vested	(0.4)	$14.47
Forfeited	(0.1)	$15.68
Nonvested options outstanding as of December 31, 2014	1.6	$19.00
Total unrecognized compensation expense related to nonvested options	$12
Weighted-average years to be recognized over	2.1

Stock option exercised
Information regarding our stock option exercises is as follows:

(in millions)	Year Ended December 31,
	2014	2013	2012
Net cash proceeds from the exercise of stock options	$193	$258	$299
Total intrinsic value of stock option exercises	$168	$158	$120
Income tax benefit realized from stock option exercises	$73	$61	$47

Restricted stock and unit activity
Restricted stock and unit activity for performance and non-performance awards is as follows:

(in millions, except per award amounts)	Shares	Weighted-average grant-date fair value
Nonvested shares as of December 31, 2013	3.1	$47.89
Granted	0.7	$77.74
Vested	(1.9)	$44.54
Forfeited	(0.2)	$57.26
Nonvested shares as of December 31, 2014	1.7	$61.56
Total unrecognized compensation expense related to nonvested awards	$68
Weighted-average years to be recognized over	1.6

	Year Ended December 31,
	2014	2013	2012
Weighted-average grant-date fair value per award	$77.74	$44.22	$44.38
Total fair value of restricted stock and unit awards vested	$88	$119	$90
Tax benefit relating to restricted stock activity	$30	$33	$32